Debt - Costs Associated With Loans Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Interest expense	$ 189,151	$ 286,529
Amortization of transaction costs	18,387	25,843
Total interest expense	$ 207,538	$ 312,372